Document and Entity Information	12 Months Ended
May 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2012
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 31, 2012

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

Effective August 1, 2012, for Legg Mason Lifestyle Allocation 30%, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares of Legg Mason Lifestyle Allocation 30% will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to Class C1 shares of the fund. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares of Legg Mason Lifestyle Allocation 30% will be reclassified as new Class C shares. All references to Class R1 shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to new Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a Class of Shares to Buy” shall refer to new Class C shares of Legg Mason Lifestyle Allocation 30%.

In order to implement the changes discussed above for Legg Mason Lifestyle Allocation 30%, the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	299	615	1,057	2,285

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	199	615	1,057	2,285

For each fund listed on Schedule B, the following information amends those sections of the Prospectus listed below.

The following amends anything to the contrary in the section titled “Principal Investment Strategies”:

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

Effective August 1, 2012, for each Fund listed on Schedule B, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Fund	Date of Prospectus and SAI
Legg Mason Lifestyle Allocation 30%	May 31, 2012

SCHEDULE B

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason BW Global Opportunities Bond Fund	May 1, 2012
Legg Mason BW International Opportunities Bond Fund	May 1, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2012
Supplement Text	lmpet2_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

Effective August 1, 2012, for Legg Mason Lifestyle Allocation 30%, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares of Legg Mason Lifestyle Allocation 30% will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to Class C1 shares of the fund. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares of Legg Mason Lifestyle Allocation 30% will be reclassified as new Class C shares. All references to Class R1 shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to new Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a Class of Shares to Buy” shall refer to new Class C shares of Legg Mason Lifestyle Allocation 30%.

In order to implement the changes discussed above for Legg Mason Lifestyle Allocation 30%, the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	299	615	1,057	2,285

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	199	615	1,057	2,285

For each fund listed on Schedule B, the following information amends those sections of the Prospectus listed below.

The following amends anything to the contrary in the section titled “Principal Investment Strategies”:

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

Effective August 1, 2012, for each Fund listed on Schedule B, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Fund	Date of Prospectus and SAI
Legg Mason Lifestyle Allocation 30%	May 31, 2012

SCHEDULE B

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason BW Global Opportunities Bond Fund	May 1, 2012
Legg Mason BW International Opportunities Bond Fund	May 1, 2012

LEGG MASON PARTNERS EQUITY TRUST | Legg Mason Lifestyle Allocation 30%
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	lmpet2_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

Effective August 1, 2012, for Legg Mason Lifestyle Allocation 30%, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares of Legg Mason Lifestyle Allocation 30% will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to Class C1 shares of the fund. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares of Legg Mason Lifestyle Allocation 30% will be reclassified as new Class C shares. All references to Class R1 shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to new Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a Class of Shares to Buy” shall refer to new Class C shares of Legg Mason Lifestyle Allocation 30%.

In order to implement the changes discussed above for Legg Mason Lifestyle Allocation 30%, the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	299	615	1,057	2,285

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	199	615	1,057	2,285

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Fund	Date of Prospectus and SAI
Legg Mason Lifestyle Allocation 30%	May 31, 2012

Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	lmpet2_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

For each fund listed on Schedule B, the following information amends those sections of the Prospectus listed below.

The following amends anything to the contrary in the section titled “Principal Investment Strategies”:

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

Effective August 1, 2012, for each Fund listed on Schedule B, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

SCHEDULE B

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason BW Global Opportunities Bond Fund	May 1, 2012
Legg Mason BW International Opportunities Bond Fund	May 1, 2012

Legg Mason Global Asset Management Trust | Legg Mason BW International Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	lmpet2_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

For each fund listed on Schedule B, the following information amends those sections of the Prospectus listed below.

The following amends anything to the contrary in the section titled “Principal Investment Strategies”:

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

Effective August 1, 2012, for each Fund listed on Schedule B, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

SCHEDULE B

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason BW Global Opportunities Bond Fund	May 1, 2012
Legg Mason BW International Opportunities Bond Fund	May 1, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2012